Treasury shares (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Treasury Shares

	Number of shares 000s	£m
At 1 January 2019	3,225	33
Purchase of treasury shares	6,100	52
Release of treasury shares	(6,067)	(61)

At 31 December 2019	3,258	24
Purchase of treasury shares	1,105	6
Release of treasury shares	(3,460)	(23)

At 31 December 2020	903	7